CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Common stock subject to possible redemption, shares at redemption value	14,663,874	19,801,982
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common stock, par value, (per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	14,086,153	8,948,018
Common stock, shares outstanding	14,086,153	8,948,018
Common Stock
Common stock, par value, (per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock subject to possible redemption
Common stock, shares outstanding	14,663,847	14,663,847